          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 25, 2003
                                                              FILE NO. 033-02610
                                                              FILE NO. 811-04550


  ===========================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 61 [X]

                           AND REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 63 [X]

                               THE MAINSTAY FUNDS
                             ----------------------
               (exact name of registrant as specified in charter)

                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                             ----------------------
                     (address of principal executive office)

                  REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

        Robert A. Anselmi, Esq.             Copy To: Paul S. Stevens, Esq.
        The MainStay Funds                  Dechert LLP
        51 Madison Avenue                   1775 I St, NW
        New York, New York 10010            Washington, D.C. 20006

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b)(1) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ________, pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on ________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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




                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 61 to the Registration Statement for The MainStay Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 60, which was filed pursuant to Rule 485(a)(1) on February 28, 2003. Accordingly, the contents of Post-Effective Amendment No. 60, consisting of Part A (the Prospectus for the Funds), Part
B (the Statement of Additional Information), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 60, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 61 is intended to become effective on May 1, 2003.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Parsippany in the State of New Jersey, on the 25th day of April, 2003.


                                           THE MAINSTAY FUNDS

                                           By:  /s/ Stephen C. Roussin
                                              ---------------------------
                                              STEPHEN C. ROUSSIN
                                              President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2003.

          SIGNATURES           TITLE

   /s/ Gary E. Wendlandt*      Chairman and Trustee
   ------------------------
   GARY E. WENDLANDT

   /s/ Stephen C. Roussin      President, Chief Executive Officer and Trustee
   ------------------------
   STEPHEN C. ROUSSIN

   /s/ Patrick J. Farrell      Vice President, Treasurer and Chief Financial
   ------------------------    and Accounting Officer
   PATRICK J. FARRELL

   /s/ Edward J. Hogan*        Trustee
   ------------------------
   EDWARD J. HOGAN

   /s/ Harry G. Hohn*          Trustee
   ------------------------
   HARRY G. HOHN

   /s/ Donald K. Ross*         Trustee
   ------------------------
   DONALD K. ROSS

   /s/ Charlynn Goins**        Trustee
   ------------------------
   CHARLYNN GOINS

   /s/ Terry L. Lierman*       Trustee
   ------------------------
   TERRY L. LIERMAN

   /s/ John B. McGuckian*      Trustee
   ------------------------
   JOHN B. McGUCKIAN

   /s/ Donald E. Nickelson*    Trustee
   ------------------------
   DONALD E. NICKELSON

   /s/ Richard S. Trutanic*    Trustee
   ------------------------
   RICHARD S. TRUTANIC

     * /s/ Patrick J. Farrell
      ------------------------
     Patrick J. Farrell
     As Attorney-in-Fact*


     ** /s/ Patrick J. Farrell
     ----------------------------
     Patrick J. Farrell
     As Attorney-in-Fact**

     April 25, 2003

*    PURSUANT TO POWERS OF ATTORNEY FILED WITH POST-EFFECTIVE AMENDMENT NO. 55.
**   PURSUANT TO POWER OF ATTORNEY FILED WITH POST-EFFECTIVE AMENDMENT NO. 56.